Other financial assets - Fair value measurements - Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Liabilities	$ 5,500,740	$ 5,197,116	$ 4,712,051
Cross currency swap contracts | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Liabilities			80,518
Cross currency swap contracts | Level 2 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Liabilities			$ 80,518
Financial liabilities at FVTPL | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Liabilities	43,294	15,212
Financial liabilities at FVTPL | Level 2 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Liabilities	31,346	2,663
Financial liabilities at FVTPL | Level 3 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Liabilities	11,948	12,549
Financial liabilities at FVTPL | Cross currency swap contracts | Recurring fair value measurement | Cross currency swap contracts - cash flow hedges
Disclosure of financial liabilities [line items]
Liabilities	31,346	2,661
Financial liabilities at FVTPL | Cross currency swap contracts | Level 2 | Recurring fair value measurement | Cross currency swap contracts - cash flow hedges
Disclosure of financial liabilities [line items]
Liabilities	31,346	2,661
Financial liabilities at FVTPL | Contingent consideration | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Liabilities	11,948	12,549
Financial liabilities at FVTPL | Contingent consideration | Level 3 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Liabilities	$ 11,948	12,549
Financial liabilities at FVTPL | Foreign currency forward contracts | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Liabilities		2
Financial liabilities at FVTPL | Foreign currency forward contracts | Level 2 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Liabilities		$ 2